Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ashmore Funds
Entity Central Index Key	0001498498
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000098142 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Corporate Income Fund
Class Name	Class A
Trading Symbol	ECDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX)	$64	1.28%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%
Net Assets	$ 21,073,929
Holdings Count | Holding	134
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$21,073,929
Total number of portfolio holdings	134
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

C000098143 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Corporate Income Fund
Class Name	Class C
Trading Symbol	ECDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX)	$101	2.03%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.03%
Net Assets	$ 21,073,929
Holdings Count | Holding	134
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$21,073,929
Total number of portfolio holdings	134
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

C000093382 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Corporate Income Fund
Class Name	Institutional Class
Trading Symbol	EMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)	$51	1.03%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
Net Assets	$ 21,073,929
Holdings Count | Holding	134
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$21,073,929
Total number of portfolio holdings	134
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

C000098146 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Local Currency Bond Fund
Class Name	Class A
Trading Symbol	ELBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX)	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 9,353,962
Holdings Count | Holding	233
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$9,353,962
Total number of portfolio holdings	233
Portfolio turnover rate	19%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025. ASSET TYPE ALLOCATION
C000098147 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Local Currency Bond Fund
Class Name	Class C
Trading Symbol	ELBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX)	$89	1.77%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.77%
Net Assets	$ 9,353,962
Holdings Count | Holding	233
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$9,353,962
Total number of portfolio holdings	233
Portfolio turnover rate	19%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025. ASSET TYPE ALLOCATION
C000093384 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Local Currency Bond Fund
Class Name	Institutional Class
Trading Symbol	ELBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 9,353,962
Holdings Count | Holding	233
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$9,353,962
Total number of portfolio holdings	233
Portfolio turnover rate	19%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025. ASSET TYPE ALLOCATION
C000098151 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Total Return Fund
Class Name	Class A
Trading Symbol	EMKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX)	$72	1.43%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%
Net Assets	$ 76,897,017
Holdings Count | Holding	427
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$76,897,017
Total number of portfolio holdings	427
Portfolio turnover rate	13%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025. ASSET TYPE ALLOCATION
C000098150 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Total Return Fund
Class Name	Class C
Trading Symbol	EMKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX)	$109	2.18%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.18%
Net Assets	$ 76,897,017
Holdings Count | Holding	427
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$76,897,017
Total number of portfolio holdings	427
Portfolio turnover rate	13%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025. ASSET TYPE ALLOCATION
C000093386 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Total Return Fund
Class Name	Institutional Class
Trading Symbol	EMKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)	$59	1.18%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
Net Assets	$ 76,897,017
Holdings Count | Holding	427
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$76,897,017
Total number of portfolio holdings	427
Portfolio turnover rate	13%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025. ASSET TYPE ALLOCATION
C000104316 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	EMEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class A/EMEAX)	$64	1.31%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.31%
Net Assets	$ 164,310,137
Holdings Count | Holding	61
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$164,310,137
Total number of portfolio holdings	61
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	8.4%
HDFC Bank Ltd. ADR	4.4%
Meituan, Class B	3.4%
ANTA Sports Products Ltd.	3.0%
MercadoLibre, Inc.	2.6%
SK Hynix, Inc.	2.3%
AIA Group Ltd.	2.2%
Kaspi.KZ JSC ADR (Registered)	2.2%
Bank Mandiri Persero Tbk PT	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	8.4%
HDFC Bank Ltd. ADR	4.4%
Meituan, Class B	3.4%
ANTA Sports Products Ltd.	3.0%
MercadoLibre, Inc.	2.6%
SK Hynix, Inc.	2.3%
AIA Group Ltd.	2.2%
Kaspi.KZ JSC ADR (Registered)	2.2%
Bank Mandiri Persero Tbk PT	2.1%

C000104317 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	EMECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class C/EMECX)	$101	2.06%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.06%
Net Assets	$ 164,310,137
Holdings Count | Holding	61
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$164,310,137
Total number of portfolio holdings	61
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	8.4%
HDFC Bank Ltd. ADR	4.4%
Meituan, Class B	3.4%
ANTA Sports Products Ltd.	3.0%
MercadoLibre, Inc.	2.6%
SK Hynix, Inc.	2.3%
AIA Group Ltd.	2.2%
Kaspi.KZ JSC ADR (Registered)	2.2%
Bank Mandiri Persero Tbk PT	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	8.4%
HDFC Bank Ltd. ADR	4.4%
Meituan, Class B	3.4%
ANTA Sports Products Ltd.	3.0%
MercadoLibre, Inc.	2.6%
SK Hynix, Inc.	2.3%
AIA Group Ltd.	2.2%
Kaspi.KZ JSC ADR (Registered)	2.2%
Bank Mandiri Persero Tbk PT	2.1%

C000101924 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	EMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)	$52	1.06%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
Net Assets	$ 164,310,137
Holdings Count | Holding	61
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$164,310,137
Total number of portfolio holdings	61
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	8.4%
HDFC Bank Ltd. ADR	4.4%
Meituan, Class B	3.4%
ANTA Sports Products Ltd.	3.0%
MercadoLibre, Inc.	2.6%
SK Hynix, Inc.	2.3%
AIA Group Ltd.	2.2%
Kaspi.KZ JSC ADR (Registered)	2.2%
Bank Mandiri Persero Tbk PT	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	8.4%
HDFC Bank Ltd. ADR	4.4%
Meituan, Class B	3.4%
ANTA Sports Products Ltd.	3.0%
MercadoLibre, Inc.	2.6%
SK Hynix, Inc.	2.3%
AIA Group Ltd.	2.2%
Kaspi.KZ JSC ADR (Registered)	2.2%
Bank Mandiri Persero Tbk PT	2.1%

C000104313 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Small-Cap Equity Fund
Class Name	Class A
Trading Symbol	ESSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX)	$76	1.56%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.56%
Net Assets	$ 4,958,199
Holdings Count | Holding	49
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$4,958,199
Total number of portfolio holdings	49
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
My EG Services Bhd.	5.7%
Gudeng Precision Industrial Co. Ltd.	3.9%
Benefit Systems S.A.	3.6%
WinWay Technology Co. Ltd.	3.2%
International Gemmological Institute India Ltd.	3.1%
Kinik Co.	2.9%
Krishna Institute of Medical Sciences Ltd.	2.8%
Eris Lifesciences Ltd.	2.7%
Hansol Chemical Co. Ltd.	2.7%
Alchip Technologies Ltd.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
My EG Services Bhd.	5.7%
Gudeng Precision Industrial Co. Ltd.	3.9%
Benefit Systems S.A.	3.6%
WinWay Technology Co. Ltd.	3.2%
International Gemmological Institute India Ltd.	3.1%
Kinik Co.	2.9%
Krishna Institute of Medical Sciences Ltd.	2.8%
Eris Lifesciences Ltd.	2.7%
Hansol Chemical Co. Ltd.	2.7%
Alchip Technologies Ltd.	2.7%

C000104314 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Small-Cap Equity Fund
Class Name	Class C
Trading Symbol	ESSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX)	$113	2.31%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.31%
Net Assets	$ 4,958,199
Holdings Count | Holding	49
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$4,958,199
Total number of portfolio holdings	49
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
My EG Services Bhd.	5.7%
Gudeng Precision Industrial Co. Ltd.	3.9%
Benefit Systems S.A.	3.6%
WinWay Technology Co. Ltd.	3.2%
International Gemmological Institute India Ltd.	3.1%
Kinik Co.	2.9%
Krishna Institute of Medical Sciences Ltd.	2.8%
Eris Lifesciences Ltd.	2.7%
Hansol Chemical Co. Ltd.	2.7%
Alchip Technologies Ltd.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
My EG Services Bhd.	5.7%
Gudeng Precision Industrial Co. Ltd.	3.9%
Benefit Systems S.A.	3.6%
WinWay Technology Co. Ltd.	3.2%
International Gemmological Institute India Ltd.	3.1%
Kinik Co.	2.9%
Krishna Institute of Medical Sciences Ltd.	2.8%
Eris Lifesciences Ltd.	2.7%
Hansol Chemical Co. Ltd.	2.7%
Alchip Technologies Ltd.	2.7%

C000104315 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Small-Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	ESCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX)	$64	1.31%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.31%
Net Assets	$ 4,958,199
Holdings Count | Holding	49
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$4,958,199
Total number of portfolio holdings	49
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
My EG Services Bhd.	5.7%
Gudeng Precision Industrial Co. Ltd.	3.9%
Benefit Systems S.A.	3.6%
WinWay Technology Co. Ltd.	3.2%
International Gemmological Institute India Ltd.	3.1%
Kinik Co.	2.9%
Krishna Institute of Medical Sciences Ltd.	2.8%
Eris Lifesciences Ltd.	2.7%
Hansol Chemical Co. Ltd.	2.7%
Alchip Technologies Ltd.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
My EG Services Bhd.	5.7%
Gudeng Precision Industrial Co. Ltd.	3.9%
Benefit Systems S.A.	3.6%
WinWay Technology Co. Ltd.	3.2%
International Gemmological Institute India Ltd.	3.1%
Kinik Co.	2.9%
Krishna Institute of Medical Sciences Ltd.	2.8%
Eris Lifesciences Ltd.	2.7%
Hansol Chemical Co. Ltd.	2.7%
Alchip Technologies Ltd.	2.7%

C000130348 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Frontier Equity Fund
Class Name	Class A
Trading Symbol	EFEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX)	$91	1.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.81%
Net Assets	$ 91,182,524
Holdings Count | Holding	55
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$91,182,524
Total number of portfolio holdings	55
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Kaspi.KZ JSC ADR (Registered)	5.7%
Banca Transilvania S.A.	4.7%
National Bank of Kuwait S.A.K.P.	4.6%
FPT Corp.	3.9%
Qatar National Bank QPSC	3.7%
Emaar Properties PJSC	3.6%
Doha Bank QPSC	3.4%
Attijariwafa Bank	3.4%
BDO Unibank, Inc.	3.2%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	3.0%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Kaspi.KZ JSC ADR (Registered)	5.7%
Banca Transilvania S.A.	4.7%
National Bank of Kuwait S.A.K.P.	4.6%
FPT Corp.	3.9%
Qatar National Bank QPSC	3.7%
Emaar Properties PJSC	3.6%
Doha Bank QPSC	3.4%
Attijariwafa Bank	3.4%
BDO Unibank, Inc.	3.2%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	3.0%

C000130349 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Frontier Equity Fund
Class Name	Class C
Trading Symbol	EFECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX)	$128	2.56%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.56%
Net Assets	$ 91,182,524
Holdings Count | Holding	55
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$91,182,524
Total number of portfolio holdings	55
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Kaspi.KZ JSC ADR (Registered)	5.7%
Banca Transilvania S.A.	4.7%
National Bank of Kuwait S.A.K.P.	4.6%
FPT Corp.	3.9%
Qatar National Bank QPSC	3.7%
Emaar Properties PJSC	3.6%
Doha Bank QPSC	3.4%
Attijariwafa Bank	3.4%
BDO Unibank, Inc.	3.2%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	3.0%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Kaspi.KZ JSC ADR (Registered)	5.7%
Banca Transilvania S.A.	4.7%
National Bank of Kuwait S.A.K.P.	4.6%
FPT Corp.	3.9%
Qatar National Bank QPSC	3.7%
Emaar Properties PJSC	3.6%
Doha Bank QPSC	3.4%
Attijariwafa Bank	3.4%
BDO Unibank, Inc.	3.2%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	3.0%

C000130350 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Frontier Equity Fund
Class Name	Institutional Class
Trading Symbol	EFEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)	$78	1.56%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%
Net Assets	$ 91,182,524
Holdings Count | Holding	55
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$91,182,524
Total number of portfolio holdings	55
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Kaspi.KZ JSC ADR (Registered)	5.7%
Banca Transilvania S.A.	4.7%
National Bank of Kuwait S.A.K.P.	4.6%
FPT Corp.	3.9%
Qatar National Bank QPSC	3.7%
Emaar Properties PJSC	3.6%
Doha Bank QPSC	3.4%
Attijariwafa Bank	3.4%
BDO Unibank, Inc.	3.2%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	3.0%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Kaspi.KZ JSC ADR (Registered)	5.7%
Banca Transilvania S.A.	4.7%
National Bank of Kuwait S.A.K.P.	4.6%
FPT Corp.	3.9%
Qatar National Bank QPSC	3.7%
Emaar Properties PJSC	3.6%
Doha Bank QPSC	3.4%
Attijariwafa Bank	3.4%
BDO Unibank, Inc.	3.2%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	3.0%

C000142709 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Short Duration Fund
Class Name	Class A
Trading Symbol	ESFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX)	$74	1.48%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%
Net Assets	$ 32,730,462
Holdings Count | Holding	83
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$32,730,462
Total number of portfolio holdings	83
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

C000142710 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Short Duration Fund
Class Name	Class C
Trading Symbol	ESFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX)	$112	2.24%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.24%
Net Assets	$ 32,730,462
Holdings Count | Holding	83
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$32,730,462
Total number of portfolio holdings	83
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

C000142708 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Short Duration Fund
Class Name	Institutional Class
Trading Symbol	ESFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 32,730,462
Holdings Count | Holding	83
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$32,730,462
Total number of portfolio holdings	83
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

C000174429 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Active Equity Fund
Class Name	Class A
Trading Symbol	EMQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX)	$65	1.31%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%
Net Assets	$ 22,501,599
Holdings Count | Holding	53
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$22,501,599
Total number of portfolio holdings	53
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	5.0%
HDFC Bank Ltd. ADR	5.0%
ICICI Bank Ltd. ADR	4.8%
Alibaba Group Holding Ltd.	4.5%
Bank Central Asia Tbk PT	3.6%
MediaTek, Inc.	2.8%
SK Hynix, Inc.	2.4%
Al Rajhi Bank	2.2%
Reliance Industries Ltd. GDR	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	5.0%
HDFC Bank Ltd. ADR	5.0%
ICICI Bank Ltd. ADR	4.8%
Alibaba Group Holding Ltd.	4.5%
Bank Central Asia Tbk PT	3.6%
MediaTek, Inc.	2.8%
SK Hynix, Inc.	2.4%
Al Rajhi Bank	2.2%
Reliance Industries Ltd. GDR	2.1%

C000174430 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Active Equity Fund
Class Name	Class C
Trading Symbol	EMQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX)	$100	2.02%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.02%
Net Assets	$ 22,501,599
Holdings Count | Holding	53
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$22,501,599
Total number of portfolio holdings	53
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	5.0%
HDFC Bank Ltd. ADR	5.0%
ICICI Bank Ltd. ADR	4.8%
Alibaba Group Holding Ltd.	4.5%
Bank Central Asia Tbk PT	3.6%
MediaTek, Inc.	2.8%
SK Hynix, Inc.	2.4%
Al Rajhi Bank	2.2%
Reliance Industries Ltd. GDR	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	5.0%
HDFC Bank Ltd. ADR	5.0%
ICICI Bank Ltd. ADR	4.8%
Alibaba Group Holding Ltd.	4.5%
Bank Central Asia Tbk PT	3.6%
MediaTek, Inc.	2.8%
SK Hynix, Inc.	2.4%
Al Rajhi Bank	2.2%
Reliance Industries Ltd. GDR	2.1%

C000174431 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Active Equity Fund
Class Name	Institutional Class
Trading Symbol	EMQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)	$53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
Net Assets	$ 22,501,599
Holdings Count | Holding	53
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$22,501,599
Total number of portfolio holdings	53
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	5.0%
HDFC Bank Ltd. ADR	5.0%
ICICI Bank Ltd. ADR	4.8%
Alibaba Group Holding Ltd.	4.5%
Bank Central Asia Tbk PT	3.6%
MediaTek, Inc.	2.8%
SK Hynix, Inc.	2.4%
Al Rajhi Bank	2.2%
Reliance Industries Ltd. GDR	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	5.0%
HDFC Bank Ltd. ADR	5.0%
ICICI Bank Ltd. ADR	4.8%
Alibaba Group Holding Ltd.	4.5%
Bank Central Asia Tbk PT	3.6%
MediaTek, Inc.	2.8%
SK Hynix, Inc.	2.4%
Al Rajhi Bank	2.2%
Reliance Industries Ltd. GDR	2.1%

C000217585 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ESG Fund
Class Name	Class A
Trading Symbol	ESAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX)	$62	1.27%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.27%
Net Assets	$ 12,515,977
Holdings Count | Holding	45
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$12,515,977
Total number of portfolio holdings	45
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	9.1%
HDFC Bank Ltd. ADR	4.8%
MercadoLibre, Inc.	3.7%
Meituan, Class B	3.5%
ANTA Sports Products Ltd.	3.4%
E Ink Holdings, Inc.	3.4%
Proya Cosmetics Co. Ltd., Class A	2.8%
MediaTek, Inc.	2.7%
SK Hynix, Inc.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	9.1%
HDFC Bank Ltd. ADR	4.8%
MercadoLibre, Inc.	3.7%
Meituan, Class B	3.5%
ANTA Sports Products Ltd.	3.4%
E Ink Holdings, Inc.	3.4%
Proya Cosmetics Co. Ltd., Class A	2.8%
MediaTek, Inc.	2.7%
SK Hynix, Inc.	2.7%

C000217586 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ESG Fund
Class Name	Class C
Trading Symbol	ESCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX)	$99	2.02%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.02%
Net Assets	$ 12,515,977
Holdings Count | Holding	45
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$12,515,977
Total number of portfolio holdings	45
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	9.1%
HDFC Bank Ltd. ADR	4.8%
MercadoLibre, Inc.	3.7%
Meituan, Class B	3.5%
ANTA Sports Products Ltd.	3.4%
E Ink Holdings, Inc.	3.4%
Proya Cosmetics Co. Ltd., Class A	2.8%
MediaTek, Inc.	2.7%
SK Hynix, Inc.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	9.1%
HDFC Bank Ltd. ADR	4.8%
MercadoLibre, Inc.	3.7%
Meituan, Class B	3.5%
ANTA Sports Products Ltd.	3.4%
E Ink Holdings, Inc.	3.4%
Proya Cosmetics Co. Ltd., Class A	2.8%
MediaTek, Inc.	2.7%
SK Hynix, Inc.	2.7%

C000217584 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ESG Fund
Class Name	Institutional Class
Trading Symbol	ESIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)	$52	1.06%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
Net Assets	$ 12,515,977
Holdings Count | Holding	45
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$12,515,977
Total number of portfolio holdings	45
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	9.1%
HDFC Bank Ltd. ADR	4.8%
MercadoLibre, Inc.	3.7%
Meituan, Class B	3.5%
ANTA Sports Products Ltd.	3.4%
E Ink Holdings, Inc.	3.4%
Proya Cosmetics Co. Ltd., Class A	2.8%
MediaTek, Inc.	2.7%
SK Hynix, Inc.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	9.1%
HDFC Bank Ltd. ADR	4.8%
MercadoLibre, Inc.	3.7%
Meituan, Class B	3.5%
ANTA Sports Products Ltd.	3.4%
E Ink Holdings, Inc.	3.4%
Proya Cosmetics Co. Ltd., Class A	2.8%
MediaTek, Inc.	2.7%
SK Hynix, Inc.	2.7%

C000221885 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	IGAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class A/IGAEX)	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Net Assets	$ 19,382,859
Holdings Count | Holding	137
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$19,382,859
Total number of portfolio holdings	137
Portfolio turnover rate	7%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025. ASSET TYPE ALLOCATION
C000221886 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	IGCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class C/IGCEX)	$83	1.67%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.67%
Net Assets	$ 19,382,859
Holdings Count | Holding	137
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$19,382,859
Total number of portfolio holdings	137
Portfolio turnover rate	7%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025. ASSET TYPE ALLOCATION
C000221884 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Debt Fund
Class Name	Institutional Class
Trading Symbol	IGIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 19,382,859
Holdings Count | Holding	137
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$19,382,859
Total number of portfolio holdings	137
Portfolio turnover rate	7%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025. ASSET TYPE ALLOCATION
C000250019 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ex China Fund
Class Name	Class A
Trading Symbol	EMXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX)	$62	1.27%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.27%
Net Assets	$ 7,212,335
Holdings Count | Holding	48
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$7,212,335
Total number of portfolio holdings	48
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
HDFC Bank Ltd. ADR	5.3%
MercadoLibre, Inc.	3.2%
Kaspi.KZ JSC ADR (Registered)	3.2%
Bank Mandiri Persero Tbk PT	3.1%
E Ink Holdings, Inc.	3.1%
Axis Bank Ltd. GDR (Registered)	3.0%
Apollo Hospitals Enterprise Ltd.	2.7%
SK Hynix, Inc.	2.5%
SK Square Co. Ltd.	2.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
HDFC Bank Ltd. ADR	5.3%
MercadoLibre, Inc.	3.2%
Kaspi.KZ JSC ADR (Registered)	3.2%
Bank Mandiri Persero Tbk PT	3.1%
E Ink Holdings, Inc.	3.1%
Axis Bank Ltd. GDR (Registered)	3.0%
Apollo Hospitals Enterprise Ltd.	2.7%
SK Hynix, Inc.	2.5%
SK Square Co. Ltd.	2.5%

C000250020 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ex China Fund
Class Name	Class C
Trading Symbol	EMXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX)	$98	2.02%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.02%
Net Assets	$ 7,212,335
Holdings Count | Holding	48
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$7,212,335
Total number of portfolio holdings	48
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
HDFC Bank Ltd. ADR	5.3%
MercadoLibre, Inc.	3.2%
Kaspi.KZ JSC ADR (Registered)	3.2%
Bank Mandiri Persero Tbk PT	3.1%
E Ink Holdings, Inc.	3.1%
Axis Bank Ltd. GDR (Registered)	3.0%
Apollo Hospitals Enterprise Ltd.	2.7%
SK Hynix, Inc.	2.5%
SK Square Co. Ltd.	2.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
HDFC Bank Ltd. ADR	5.3%
MercadoLibre, Inc.	3.2%
Kaspi.KZ JSC ADR (Registered)	3.2%
Bank Mandiri Persero Tbk PT	3.1%
E Ink Holdings, Inc.	3.1%
Axis Bank Ltd. GDR (Registered)	3.0%
Apollo Hospitals Enterprise Ltd.	2.7%
SK Hynix, Inc.	2.5%
SK Square Co. Ltd.	2.5%

C000250018 [Member]
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ex China Fund
Class Name	Institutional Class
Trading Symbol	EMXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)	$52	1.06%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
Net Assets	$ 7,212,335
Holdings Count | Holding	48
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund net assets	$7,212,335
Total number of portfolio holdings	48
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
HDFC Bank Ltd. ADR	5.3%
MercadoLibre, Inc.	3.2%
Kaspi.KZ JSC ADR (Registered)	3.2%
Bank Mandiri Persero Tbk PT	3.1%
E Ink Holdings, Inc.	3.1%
Axis Bank Ltd. GDR (Registered)	3.0%
Apollo Hospitals Enterprise Ltd.	2.7%
SK Hynix, Inc.	2.5%
SK Square Co. Ltd.	2.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
HDFC Bank Ltd. ADR	5.3%
MercadoLibre, Inc.	3.2%
Kaspi.KZ JSC ADR (Registered)	3.2%
Bank Mandiri Persero Tbk PT	3.1%
E Ink Holdings, Inc.	3.1%
Axis Bank Ltd. GDR (Registered)	3.0%
Apollo Hospitals Enterprise Ltd.	2.7%
SK Hynix, Inc.	2.5%
SK Square Co. Ltd.	2.5%